Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,025	$ 3,552	$ 7,137	$ 9,505
Unrecognized compensation cost	$ 13,790		$ 13,790
Unrecognized compensation cost, recognition period			1 year 6 months
Intrinsic value of PSU outstanding (in dollars per share)	$ 16.71	$ 32.10	$ 16.71	$ 32.10
Intrinsic value of PSU	$ 22,600	$ 51,200	$ 22,600	$ 51,200
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement period, following third anniversary of grant date			75 days
RSUs | First Anniversary of the Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
RSUs | Second Anniversary of the Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
RSUs | Third Anniversary of the Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
RSs | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Currently outstanding (in shares)	14,448		14,448